Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		507
Transfers in, liabilities		0
Transfers out, liabilities		(293)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		(199)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(4)
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		(11)
Balance at end of period, liabilities		0
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	193	0
Transfers in, liabilities	0	201
Transfers out, liabilities	(188)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(7)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	(1)
Balance at end of period, liabilities	0	193
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,343	9,200
Transfers in, liabilities	1,294	1,276
Transfers out, liabilities	(1,783)	(2,062)
Purchases, liabilities	94	214
Sales, liabilities	(346)	(290)
Issuances, liabilities	853	502
Settlements, liabilities	(2,599)	(1,928)
Gain (loss) on transfers in/out included in trading revenues, liabilities	151	203
Gain (loss) on all other activity included in trading revenues, liabilities	505	259
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(156)	(31)
Balance at end of period, liabilities	5,356	7,343
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,588	1,341
Transfers in, liabilities	230	91
Transfers out, liabilities	(754)	(45)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	115	2
Settlements, liabilities	(194)	(193)
Gain (loss) on transfers in/out included in trading revenues, liabilities	75	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	340	383
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(43)	13
Balance at end of period, liabilities	1,357	1,588
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,836	2,941
Transfers in, liabilities	3	48
Transfers out, liabilities	(178)	(135)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1	17
Settlements, liabilities	(1,037)	(704)
Gain (loss) on transfers in/out included in trading revenues, liabilities	24	7
Gain (loss) on all other activity included in trading revenues, liabilities	48	655
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(49)	7
Balance at end of period, liabilities	1,648	2,836
Trading Liabilities | Equity/index-related derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,022	2,940
Transfers in, liabilities	132	113
Transfers out, liabilities	(262)	(716)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	537	153
Settlements, liabilities	(315)	(348)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	181
Gain (loss) on all other activity included in trading revenues, liabilities	(61)	(1,236)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(34)	(65)
Balance at end of period, liabilities	1,003	1,022
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,520	1,256
Transfers in, liabilities	700	949
Transfers out, liabilities	(571)	(1,072)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	88	136
Settlements, liabilities	(939)	(414)
Gain (loss) on transfers in/out included in trading revenues, liabilities	79	19
Gain (loss) on all other activity included in trading revenues, liabilities	(36)	622
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(22)	24
Balance at end of period, liabilities	819	1,520
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	236	123
Transfers in, liabilities	23	64
Transfers out, liabilities	(96)	(23)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	288	320
Settlements, liabilities	(332)	(229)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	1
Gain (loss) on all other activity included in trading revenues, liabilities	14	(24)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(6)	4
Balance at end of period, liabilities	124	236
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,715	16,797
Transfers in, liabilities	2,616	7,346
Transfers out, liabilities	(4,044)	(8,522)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,015	6,253
Settlements, liabilities	(6,043)	(8,383)
Gain (loss) on transfers in/out included in trading revenues, liabilities	182	(166)
Gain (loss) on all other activity included in trading revenues, liabilities	989	(490)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(328)	(120)
Balance at end of period, liabilities	10,098	12,715
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,576	9,488
Transfers in, liabilities	789	1,911
Transfers out, liabilities	(1,668)	(2,109)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,925	2,921
Settlements, liabilities	(2,867)	(3,566)
Gain (loss) on transfers in/out included in trading revenues, liabilities	32	(55)
Gain (loss) on all other activity included in trading revenues, liabilities	604	(932)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(198)	(82)
Balance at end of period, liabilities	6,189	7,576
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,585	6,825
Transfers in, liabilities	1,701	5,187
Transfers out, liabilities	(2,225)	(6,213)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,473	2,609
Settlements, liabilities	(2,312)	(4,393)
Gain (loss) on transfers in/out included in trading revenues, liabilities	144	(117)
Gain (loss) on all other activity included in trading revenues, liabilities	275	(215)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(90)	(98)
Balance at end of period, liabilities	2,551	3,585
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,891	3,734
Transfers in, liabilities	246	663
Transfers out, liabilities	(315)	(383)
Purchases, liabilities	321	290
Sales, liabilities	(1,322)	(437)
Issuances, liabilities	2	17
Settlements, liabilities	(219)	(245)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(15)	(45)
Gain (loss) on all other activity included in trading revenues, liabilities	74	181
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	279	128
Foreign currency translation impact, liabilities	(94)	(12)
Balance at end of period, liabilities	2,848	3,891
Other liabilities: | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,909	1,849
Transfers in, liabilities	136	607
Transfers out, liabilities	(47)	(345)
Purchases, liabilities	302	237
Sales, liabilities	(1,260)	(403)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	153	(20)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(33)	(5)
Balance at end of period, liabilities	1,160	1,909
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,378	30,361
Transfers in, liabilities	4,179	9,550
Transfers out, liabilities	(6,426)	(11,283)
Purchases, liabilities	415	504
Sales, liabilities	(1,668)	(727)
Issuances, liabilities	5,183	7,092
Settlements, liabilities	(9,193)	(10,991)
Gain (loss) on transfers in/out included in trading revenues, liabilities	315	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	1,582	(74)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	279	128
Foreign currency translation impact, liabilities	(589)	(171)
Balance at end of period, liabilities	18,451	24,378
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	25
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	25
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0	507
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(293)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(199)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	0	(11)
Balance at end of period, liabilities	0	0
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	193	0
Transfers in, liabilities	0	201
Transfers out, liabilities	(188)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(7)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	(1)
Balance at end of period, liabilities	0	193
Bank | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,343	9,201
Transfers in, liabilities	1,294	1,276
Transfers out, liabilities	(1,783)	(2,062)
Purchases, liabilities	94	214
Sales, liabilities	(346)	(290)
Issuances, liabilities	853	502
Settlements, liabilities	(2,599)	(1,929)
Gain (loss) on transfers in/out included in trading revenues, liabilities	151	203
Gain (loss) on all other activity included in trading revenues, liabilities	505	259
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(156)	(31)
Balance at end of period, liabilities	5,356	7,343
Bank | Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,588	1,342
Transfers in, liabilities	230	91
Transfers out, liabilities	(754)	(45)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	115	2
Settlements, liabilities	(194)	(194)
Gain (loss) on transfers in/out included in trading revenues, liabilities	75	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	340	383
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(43)	13
Balance at end of period, liabilities	1,357	1,588
Bank | Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,836	2,940
Transfers in, liabilities	3	48
Transfers out, liabilities	(178)	(135)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1	17
Settlements, liabilities	(1,037)	(704)
Gain (loss) on transfers in/out included in trading revenues, liabilities	24	7
Gain (loss) on all other activity included in trading revenues, liabilities	48	655
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(49)	8
Balance at end of period, liabilities	1,648	2,836
Bank | Trading Liabilities | Equity/index-related derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,022	2,939
Transfers in, liabilities	132	113
Transfers out, liabilities	(262)	(716)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	537	153
Settlements, liabilities	(315)	(348)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	181
Gain (loss) on all other activity included in trading revenues, liabilities	(61)	(1,236)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(34)	(64)
Balance at end of period, liabilities	1,003	1,022
Bank | Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,520	1,255
Transfers in, liabilities	700	949
Transfers out, liabilities	(571)	(1,072)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	88	136
Settlements, liabilities	(939)	(414)
Gain (loss) on transfers in/out included in trading revenues, liabilities	79	19
Gain (loss) on all other activity included in trading revenues, liabilities	(36)	622
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(22)	25
Balance at end of period, liabilities	819	1,520
Bank | Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	236	123
Transfers in, liabilities	23	64
Transfers out, liabilities	(96)	(23)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	288	320
Settlements, liabilities	(332)	(229)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	1
Gain (loss) on all other activity included in trading revenues, liabilities	14	(24)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(6)	4
Balance at end of period, liabilities	124	236
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,715	16,798
Transfers in, liabilities	2,616	7,346
Transfers out, liabilities	(4,044)	(8,522)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,015	6,253
Settlements, liabilities	(6,043)	(8,383)
Gain (loss) on transfers in/out included in trading revenues, liabilities	182	(166)
Gain (loss) on all other activity included in trading revenues, liabilities	989	(490)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(328)	(121)
Balance at end of period, liabilities	10,098	12,715
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,576	9,486
Transfers in, liabilities	789	1,911
Transfers out, liabilities	(1,668)	(2,109)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,925	2,921
Settlements, liabilities	(2,867)	(3,566)
Gain (loss) on transfers in/out included in trading revenues, liabilities	32	(55)
Gain (loss) on all other activity included in trading revenues, liabilities	604	(932)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(198)	(80)
Balance at end of period, liabilities	6,189	7,576
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,585	6,825
Transfers in, liabilities	1,701	5,187
Transfers out, liabilities	(2,225)	(6,213)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,473	2,609
Settlements, liabilities	(2,312)	(4,393)
Gain (loss) on transfers in/out included in trading revenues, liabilities	144	(117)
Gain (loss) on all other activity included in trading revenues, liabilities	275	(215)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(90)	(98)
Balance at end of period, liabilities	2,551	3,585
Bank | Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,890	3,733
Transfers in, liabilities	246	663
Transfers out, liabilities	(315)	(383)
Purchases, liabilities	321	290
Sales, liabilities	(1,322)	(437)
Issuances, liabilities	2	17
Settlements, liabilities	(219)	(245)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(15)	(45)
Gain (loss) on all other activity included in trading revenues, liabilities	74	181
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	278	128
Foreign currency translation impact, liabilities	(93)	(12)
Balance at end of period, liabilities	2,847	3,890
Bank | Other liabilities: | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,909	1,848
Transfers in, liabilities	136	607
Transfers out, liabilities	(47)	(345)
Purchases, liabilities	302	237
Sales, liabilities	(1,260)	(403)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	153	(20)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(33)	(4)
Balance at end of period, liabilities	1,160	1,909
Bank | Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,377	30,362
Transfers in, liabilities	4,179	9,550
Transfers out, liabilities	(6,426)	(11,283)
Purchases, liabilities	415	504
Sales, liabilities	(1,668)	(727)
Issuances, liabilities	5,183	7,092
Settlements, liabilities	(9,193)	(10,992)
Gain (loss) on transfers in/out included in trading revenues, liabilities	315	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	1,582	(74)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	278	128
Foreign currency translation impact, liabilities	(588)	(172)
Balance at end of period, liabilities	18,450	24,377
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	25
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	25